As filed with the Securities and Exchange Commission on November 9, 2001


                                       Securities Act Registration No. 333-47162
                                       Investment Act Registration No. 811-05192





                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

                  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [ ]

                      Pre-Effective Amendment No. ____                     [ ]

                       Post Effective Amendment No. 2                      [X]

             REGISTRATION STATEMENT UNDER THE INVESTMENT ACT OF 1940

                              Amendment No. 99 [X]

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                                   Registrant

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                                    Depositor
                                 5900 "O" Street

                             Lincoln, Nebraska 68510
                                  402-467-1122
                            ------------------------

Donald R. Stading                           Copy to:
Secretary and General Counsel             Ken Reitz
Ameritas Variable Life                    Ameritas Variable Life
   Insurance Company                          Insurance Company
5900 "O" Street                           5900 "O" Street
Lincoln, Nebraska 68510                   Lincoln, NE 68510

Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

         It is proposed that this filing will become effective:

               [ ] immediately upon filing pursuant to paragraph b
               [ ] on ___________ pursuant to paragraph b of Rule 485
               [ ] on ___________ pursuant to paragraph a of Rule 485
               [X] 60 days after filing pursuant to paragraph a of Rule 485 If appropriate, check the following box:
               [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

      Title of Securities Being Registered: Securities of Unit Investment Trust
                                            -----------------------------------

                                OVERTURE MEDLEY!

The prospectus and statement of additional information are incorporated in Parts A and B, respectively, of this Post-Effective Amendment No. 2, by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-47162), as filed on April 9, 2001 and declared effective on May 1, 2001.

Supplements to the prospectuses are included in Part A of this Post-Effective Amendment.

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
         AMERITAS VARIABLE LIFE INSURANCE COMPANY SEPARATE ACCOUNT VA-2

           Supplement to OVERTURE MEDLEY! Prospectus Dated May 1, 2001
                       Supplement Dated January 1, 2002

The changes to the Prospectus identified in this Supplement all relate to necessary Policy changes and available options for a Policy to be issued after January 1, 2002 as a tax sheltered annuity pursuant to Internal Revenue Code
Section 403(b).

1.
The following changes are made to the FEE TABLES schedule of charges at page 6:

-------------------------------------------------------------------------------

                                                                                            Current     Guaranteed
>  = Base Policy Fees.                                                                        Fee        Maximum
x  = Optional Fees.                                                                                        Fee

------------------------------------------------------------------------------
TRANSACTION FEES
------------------------------------------------------------------------------
WITHDRAWAL CHARGE  The fee for the withdrawal charge feature is deducted monthly from Policy value to equal the annual % shown.


                                       ---------------------------------------
The withdrawal charge is deducted as             Years since receipt of premium
a % of each premium withdrawn.
                                         1    2     3    4    5     6    7     8    9    10+
                                       ---- ----- ---- ---- ----- ---- ----- ---- ---- ------
                                                                                              ------------------------
x        403(b) TSA Endorsement          8%    8%   8%   7%    6%   5%    3%   0%    -     -        See 403(b) TSA
         7-Year Withdrawal Charge                                                                Endorsement fee, below

                                       ---- ----- ---- ---- ----- ---- -----

                                                                                           $25             $40
LOAN ORIGINATION FEE on Policies issued after 1/1/02 with the 403(b) Tax
    Sheltered Annuity Endorsement (not applicable to Policies issued prior to
    1/1/02). Waived if loan repayment is established on an automatic basis.
----------------------------------------------------------------------------------------------------------------------
ANNUAL POLICY FEE Waived if Policy value is at least $50,000 on a Policy anniversary.
----------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------- ---------------- ---------------
                                                                                            $36             $40
x       Optional MINIMUM INITIAL PREMIUM features ANNUAL POLICY FEE Waived for
        403(b) Policies issued with the 403(b) Minimum Initial Premium Rider in
        Policy years when total annual net premium (premiums less withdrawals)
        is $2,000 or greater.
----------------------------------------------------------------------------------------------------------------------
MORE RIDER/ENDORSEMENT FEATURE FEES Deducted monthly from Policy value to equal the annual % shown.
----------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------- ---------------- ---------------
                                                                                           0.20%           0.40%
x  403(b) TAX SHELTERED ANNUITY ENDORSEMENT REQUIRED for 403(b) Policies issued after 1/1/02. Includes 403(b) TSA Endorsement 7-Year Withdrawal Charge
   schedule in all states except TX, SC and WA; in those states the base Policy
   9-Year Withdrawal Charge schedule applies. Also includes loan feature, and waiver of withdrawal charge upon disability or separation from service after the ninth Policy year anniversary.
------------------------------------------------------------------------------------- ---------------- ---------------

x  Optional TSA MINIMUM INITIAL PREMIUM RIDER   Waived once Policy value is                0.35%           0.60%
   at least $50,000 on a Policy year anniversary.
------------------------------------------------------------------------------------- ---------------- ---------------
                                                                                           0.15%           0.25%
x  Optional 403(b) HARDSHIP WAIVER RIDER
------------------------------------------------------------------------------------- ---------------- ---------------

X  Optional TSA NO WITHDRAWAL CHARGE RIDERS
   - Large Case (Initial premium is $25,000 or greater.)                                   0.20%           0.45%
   - Small Case (Initial premium is less than $25,000.)  When Policy value is
                                                         $50,000 or less...                0.30%           0.55%
                                                         Once Policy value
                                                         exceeds $50,000...                0.20%           0.45%
------------------------------------------------------------------------------------- ---------------- ---------------

2.
The Initial Premium provision at page 11 is changed as follows, and the x Optional Minimum Initial Premium Feature provision is deleted:

    Initial Premium
     o The only premium required.  All others are optional.
     o Must be at least $25,000. If you purchase the optional Minimum Initial Premium feature, it must be at least $2,000 for all plans, except 403(b) tax sheltered annuities. The initial premium for a 403(b) policy may be as low as $0 so long as the annualized planned premium is at least $600 and the minimum modal premium is at least $50. We have the right to change these premium requirements.

3.
The Optional Features provision listing at page 14 is changed by adding the following:

Optional Feature                                                  Prospectus Section Where It Is Covered
----------------                                                  --------------------------------------
Y 403(b) Tax Sheltered Annuity Endorsement                        APPENDIX B: Tax Qualified Plan Disclosures
     (REQUIRED for 403(b) Policies)

Charges for each of the optional features are shown in this prospectus' FEE TABLES section.

4.
The FEES section WITHDRAWAL CHARGE provision table at page 19 is changed by adding the following:

                                                       Years since receipt of premium
                                                  ----- ------ ----- ------ ------ ----- ------ ----- ------ ------
         (% of each premium withdrawn)             1      2     3      4      5     6      7     8+     9     10+
         ---------------------------------------- ----- ------ ----- ------ ------ ----- ------ ----- ------ ------
         ---------------------------------------- ----- ------ ----- ------ ------ ----- ------ ----- ------ ------
         403(b) TSA Endorsement 7-Year    8%    8%     8%    7%     6%     5%    3%     0%      -      -
         Withdrawal Charge (in all states
         except SC,TX  and WA, where the base
         Policy 9-Year Withdrawal Charge
         applies)
         ---------------------------------------- ----- ------ ----- ------ ------ ----- ------ ----- ------ ------

and by adding the following:
        Any withdrawal charges applicable to your Policy will be waived upon withdrawals: (a) upon your separation of service after 9 years from the Policy Date; (b) after your age 59 1/2; (c) due to your disability within the meaning of Code Section 72(m)(7) prior to your age 65.

5.
The FEES section Y Optional Withdrawal Charge Features provision at page 19 is changed by adding disclosure that the 403(b) TSA Endorsement 7-Year Withdrawal Charge is offered as part of the 403(b) Tax Sheltered Annuity Endorsement required for a Policy to be issued as part of an IRC 403(b) plan; there is a charge for that endorsement, discussed below.

6.
The FEES section Y Optional Free Withdrawal Features provision at page 19 is changed by adding disclosure that the TSA No Withdrawal Charge Riders have current fees which are deducted monthly from Policy value to equal this annual percentage of Policy value: 0.20% for Large Cases (where the initial premium is $25,000 or greater); 0.30% for Small Cases (where the initial premium is less than $25,000) until the Policy value exceeds $50,000 on a Policy year anniversary, when the fee reduces to 0.20%. This provision is further revised by adding disclosure that the 403(b) Hardship Waiver Rider has current fees deducted monthly from Policy value equal to 0.15%. These optional feature fees continue as long as the Policy is in force.

7.
The FEES section Annual Policy Fee provision at page 20 is changed by adding disclosure that, for the optional Minimum Initial Premium feature for TSA Policies, we will also waive the Annual Policy Fee for Policy Years when total net premium (premium less withdrawals) is $2,000 or greater. Note that this fee is waived if Policy value is at least $50,000 on a Policy anniversary.

8.
The FEES section Optional Features' Fees provision at page 20 is changed by adding the following:

Optional Feature                                                  Prospectus Section Where It Is Covered
Y 403(b) Tax Sheltered Annuity Endorsement                        APPENDIX B: Tax Qualified Plan Disclosures (REQUIRED for 403(b)
     Policies)                                                    and LOANS

Charges for each of the optional features are shown in this prospectus' FEE TABLES section.

9.
The POLICY DISTRIBUTIONS section Y Optional Free Withdrawal Features provision at page 22 is changed: (1) by replacing the first paragraph first sentence with the following:
         You may elect, for a charge, one of the following optional features allowing access to certain Policy value without being subject to withdrawal charges.

and, (2) by adding the following:

         x Optional 403(b) Hardship Waiver Rider.
           -------------------------------------
         This Rider, available only for Policies issued pursuant to a 403(b) Plan and which can only be attached to the Policy at issue, waives Withdrawal Charges for withdrawals of Policy value made while the Owner/Annuitant is suffering a hardship as defined under applicable law.

         x Optional TSA No Withdrawal Charge Riders.
           ----------------------------------------
         These Riders, available only for Policies issued as tax sheltered annuities and which can only be attached to the Policy at issue, allow the Policy to be issued without any withdrawal charges.

10.
The LOANS section at page 22, first paragraph, second sentence is deleted and the following is added to the end of that paragraph: On Policies issued after 1/1/02 with the 403(b) Tax Sheltered Annuity Endorsement, we may charge a fee (currently $25; guaranteed maximum is $40) for each loan as loan origination expenses; however, this fee will be waived if loan repayment is established on an automatic basis. (This charge does not apply to Policies issued prior to 1/1/02.)

The LOANS section is further amended to reflect that the minimum loan amount is $1,000.

11. The TAX MATTERS section Taxation of Qualified Policies provisions at page 29 are changed by adding:

     o 403(b) Plan Tax-Sheltered Annuities under Section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, on a policy that will provide an annuity for the employee's retirement. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. The Policy includes optional guaranteed minimum death benefits that in some cases may exceed the greater of the purchase payments or the Policy value. The standard death benefit could be characterized as an incidental benefit, the amount of which is limited in a tax-sheltered annuity. Because the guaranteed minimum death benefit may exceed this limitation, individuals using the Policy in connection with such plans should consult their tax adviser.

12.
APPENDIX B, page B:10 is deleted and replaced with the following:

OPTIONS & DISCLOSURE                             403(b) TAX-SHELTERED
AMERITAS VARIABLE LIFE INSURANCE COMPANY           ANNUITY  ("TSA")
(we, us, our, the Company)                       POLICY
        for annuity policies issued as a:

         If the Policy is purchased by you or your employer as part of a retirement plan under Internal Revenue Code (IRC) Section 403(b), your Policy must be issued with our 403(b) Tax Sheltered Annuity Endorsement (for policies issued prior to 1/1/02) or 403(b) Tax Sheltered Annuity Endorsement (for policies issued on or after 1/1/02). In addition to the benefits afforded as a tax-qualified retirement plan under IRC 403(b), these Endorsements amend your Policy to ensure compliance with IRC requirements and to provide certain additional benefits. If your 403(b) Policy was issued on or after 1/1/02, you also have the option to elect, for a charge, several other optional rider benefits for your Policy. This prospectus provides a summary of those benefits and restrictions; refer to the Policy and Riders themselves for a full description. In addition to information provided in the main body of this prospectus, you should note the following:

` TAX SHELTERED ANNUITY ENDORSEMENT (Policies issued prior to 1/1/02) 403(b) TAX SHELTERED ANNUITY ENDORSEMENT (Policies issued after 1/1/02)

         This Endorsement is required if your Policy is to be issued as a tax-qualified Policy pursuant to Code Section 403(b). There is a charge for the Endorsement which is described in this prospectus' FEES and FEE TABLES sections and which continues for the life of your Policy.

o        Withdrawal Charges
         For a 403(b) TSA Policy issued after 1/1/02 (except in South Carolina, Texas and Washington), applicable withdrawal charges are pursuant to the 403(b) TSA Endorsement 7-year withdrawal charge schedule described in this Prospectus' FEES section Withdrawal Charge provision.


         We will waive withdrawal charges for distributions:
          o upon the Owner's separation of service after the ninth Policy year anniversary; and
          o due to the Owner's disability within the meaning of Code
               Section 72(m)(7).

o        Premiums
         Premiums or contributions under the Policy must be remitted by the Employer. You may, with our agreement, (i) transfer to the Policy any amount held under a contract or account that meets the requirements of Code Section 403(b) ("Transferred Funds"), or (ii) roll over contributions from a contract or account that meets the requirements of Code Sections 403(b) or 408(d)(3)(A)(iii). If you make a transfer as described in (i) above, you must tell us the portion, if any, of the Transferred Funds which are (a) exempt from the payment restrictions described below and (b) eligible for delayed distribution under the Required Minimum Distribution provision below. If you do not tell us, then we will treat all such amounts as being subject to the applicable tax restrictions. Any Transferred Funds from a contract not issued by us will be reduced by the amount of any tax charge that applies, as we determine.

         Contributions to the Policy are limited to your exclusion allowance for the year computed as required by Code Sections 403(b), 415, and 402(a). Unless this Policy is purchased under an ERISA Plan and "employer contributions" may be made, all contributions are made by your Employer under a salary reduction agreement you enter into with your Employer. Your salary reduction contributions are "elective deferrals" and cannot exceed the elective deferral limitations under Code Section 415 which apply to this Policy and all other plans, contracts or arrangements with your Employer. If contributions to the Policy inadvertently cause the excess deferral limit to be violated, such deferrals must be distributed by April 15 of the following calendar year, subject to any Policy withdrawal charge that may be applicable.

         Notwithstanding any provision of the Policy to the contrary, premium payments will be permitted with respect to qualified military service in accordance with the requirements of Code Section 414(u), if applicable, and limited to limits imposed by Code Section 403(b).

         We reserve the right to reject or refund any premium when we believe doing so is necessary for the Policy to comply with Code Section 403(b) or the Plan.

o        Loans
         For 403(b) TSA Policies issued after 1/1/02, we may charge a reasonable fee (currently $25; guaranteed maximum is $40) for each loan as loan origination expenses; however, this fee will be waived if loan repayment is established on an automatic basis.

         Other loan provisions are described in this Prospectus' DISTRIBUTION section Loans provision.

o        Distributions
         When Annuity Income Payments Begin
         Your selection of an Annuity Date for annuity income payments to begin is subject to the maximum maturity age, if any, stated in the Policy Data pages. If you choose an Annuity Date later than age 70 1/2, you must withdraw at least the required minimum distribution required by tax regulations that apply, unless you elect to satisfy these requirements through other 403(b) arrangements you may have.

         Permitted Distributions
         Distributions of Policy value will only be permitted:
     o upon the Owner's separation of service;
     o after the Owner's age 59 1/2;
     o due to disability within the meaning of Code Section 72(m)(7);
     o due to hardship, as permitted under Code Section 403(b). (Hardship distributions may not be made from income attributable to salary reduction contributions.)
     Distributions may be further restricted if we are notified of more restrictive Plan limits. Withdrawal charges may apply to distributions.

        Despite the distribution restrictions stated above, we will permit distributions of salary deferrals in excess of Code limits contributed to the Policy, and any allocable gain or loss, including that for the "gap period" between the end of the taxable year and distribution date, provided you notify us in writing by March 1 of the year following the taxable year of the excess deferral and certify the amount of the excess deferral.

        Distributions attributable to contributions transferred from a custodial account qualified under Code Section 403(b)(7) of from an annuity under Code
Section 403(b)(1) shall be subject to the same or, where there has been more than one transfer, more stringent distribution requirements as they were subject to prior to the transfer, unless otherwise permitted by law or regulation.

        If your employer has established an ERISA plan under Code Section 403(b), we will restrict any distributions under the Policy pursuant to Code Sections 401(a)(11) and 417.

        Trustee-to-trustee transfers to another 403(b) qualified plan are not considered a distribution and are not restricted.

        If the Owner's employer has established an ERISA plan under Code Section 403(b), any distributions under this policy will be restricted, as provided in Code Sections 401(a)(11) and 417.

        Direct Rollover Option
        A distributee under the Policy, or the distributee's surviving spouse, or the spouse of the distributee's former spouse who is an alternate payee under a qualified domestic relations order (as defined in Code Section 414(p)) (collectively, the "distributee" for purposes of this paragraph), may elect to have any portion of an eligible distribution paid directly to an eligible retirement plan specified by the distributeee as a direct rollover. (For purposes of a direct rollover, an eligible retirement plan includes 403(b) annuity policies and Code Section 457 plans.) The direct rollover option is not available to the extent that a minimum distribution is required under Code
Section 401(a)(9). The direct rollover option also does not apply to Policy distributions permitted and made on account of a hardship. We reserve the right to determine the amount of the required minimum distribution.

        If Policy annuity payments have already begun, a direct rollover option does not apply to those payments being paid: (a) in substantially equal periodic payments for a period of ten years or more; or, (b) as part of a life annuity.

        Required Minimum Distributions
        Distributions under the Policy made on or after January 1, 2002 will be subject to Required Minimum Distribution requirements of Code Section 401(a)(9) pursuant to guidelines thereunder proposed by the Internal Revenue Service ("IRS") in january 2001 until the end of the calendar year preceding the effective date of final regulations adopted thereunder or such other date specified in guidance published by the IRS.

        Required Minimum Distribution payments for this Policy must be computed for the calendar year you turn age 70 1/2 and for each year thereafter. The Required Minimum Distribution payments you compute must start no later than April 1 of the calendar year after you turn age 70 1/2, except as otherwise noted below, and except that if your employer is a church or government organization, the start date is the later of this date or April 1 of the calendar year after you retire.

        Payments of your annual Required Minimum Distribution calculated for this Policy may be made from this Policy or from another 403(b) arrangement that you maintain, if permitted by Internal Revenue Service rules. These payments may be made under any method permitted for 403(b) Plans and acceptable to us; several of your Policy's annuity income options fulfill the Code requirements.

        If you die after Required Minimum Distribution payments have begun, the remaining amount of your Policy value must continue to be paid at least as quickly as under the calculation and payment method being used before your death.

        If you die before Required Minimum Distribution payments begin, payment of your Policy value must be completed no later than December 31 of the calendar year in which the fifth anniversary of your death occurs, except to the extent that a choice is made to receive death benefit payments under (a) and (b) below:

(a) If payments are to be made to a beneficiary, then the Policy value may be paid over the life or life expectancy of the named beneficiary. Such payments must begin on or before December 31 of the calendar year which follows the year of your death.

(b) If the named beneficiary is your spouse, the date that payments must begin under (a) above will not be before (i) December 31 of the calendar year which follows the year of your death or, if later, (ii) December 31 of the calendar year in which you would have reached age 70 1/2.


[ ]        OPTIONAL TSA MINIMUM INITIAL PREMIUM RIDER

         This Rider, available only at Policy issue, reduces the Policy's initial minimum premium requirement below $25,000 to as low as requiring an annualized first year premium of at least $600 with a minimum modal premium of $50. This Rider also allows the Annual Policy Fee to be waived in those Policy years when total annual net premium (premium minus withdrawals) is $2,000 or greater. There is a charge for this Rider which is described in this prospectus' FEES and FEE TABLES sections; this charge and the Annual Policy Fee are waived for the remaining life of the Policy when Policy value is at least $50,000 on a Policy year anniversary.

[ ]        OPTIONAL 403(b) HARDSHIP WAIVER RIDER

         This Rider, available only at Policy issue, waives Withdrawal Charges for any withdrawal of Policy value made while the Owner/Annuitant is suffering from a hardship as defined under applicable law. There is a charge for this Rider which is described in this prospectus' FEES and FEE TABLES sections.

[ ]        OPTIONAL TSA NO WITHDRAWAL CHARGE RIDERS

         These Riders, available only at Policy issue, allow the Policy to be issued without any withdrawal charges applicable to withdrawals of Policy value. The charge for this feature varies depending upon the amount of your initial premium, and is described in this prospectus' FEES and FEE TABLES sections, and which continues for the life of your Policy.

[ ]        CONVERSION OF A 403(b) POLICY TO A NON-403(b) QUALIFIED POLICY

         The Internal Revenue Code only permits you to maintain a 403(b) Policy while you are covered under a 403(b) Plan. Upon no longer being covered under a 403(b) plan, you may "roll over" some or all of your 403(b) Policy assets into another tax-qualified annuity policy, including an Individual Retirement Annuity policy. Should you need to exercise such a roll over, you may elect to convert your existing 403(b) Policy with us into an IRA Policy. Because certain distributions are permitted under Code Section 403(b) that are not permitted for IRAs. Any conversion may result in a loss of certain benefits (such as 403(b) permitted hardship withdrawals). Upon such a conversion, your 403(b) Tax Sheltered Annuity Endorsement (and related charges) will be replaced with an Individual Retirement Annuity Endorsement (and any related charges) to assure continued compliance of your Policy with applicable tax law. You will receive full disclosure about the effect of any such conversion prior to making your election.











-------------------------------------------------------------------------------
         This Supplement should be retained with your current prospectus for your Overture Medley! variable annuity Policy issued
        by Ameritas Variable Life Insurance Company. If you do not have a current prospectus, please contact us at 1-800-745-1112, or you may view or download a prospectus from our website http://variable ameritas.com.

------------------------------------------------------------------------------

                                     PART C

                                                   OTHER INFORMATION

PART C

                                                   OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     a)   Financial Statements:

     The financial statements of the subaccounts of Ameritas Variable Life Insurance Company Separate Account VA-2 and Ameritas Variable Life Insurance Company filed in Part B of Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-47162), as filed on April 9, 2001 and declared effective on May 1, 2001 are incorporated in this Post-Effective Amendment No. 2. They include:

     Subaccounts of Ameritas Variable Life Insurance Company Separate Account VA-2:
     - Report of Deloitte & Touche LLP, independent auditors.
     - Statement of Net Assets as of December 31, 2000.
     - Statements of Operations for the years ended December 31, 2000 and 1999.
     - Statements of Changes in Net Assets for the years ended December 31, 2000 and 1999.
     - Notes to Financial Statements for the years ended December 31, 2000 and 1999.

     Ameritas Variable Life Insurance Company:
     - Report of Deloitte & Touche LLP, independent auditors.
     - Balance Sheets as of December 31, 2000 and 1999.
     - Statements of Operations for the years ended December 31, 2000, 1999 and 1998.
     - Statements of Comprehensive Income for the years ended December 31, 2000, 1999 and 1998.

     - Statements of Stockholder's Equity for the years ended December 31, 2000, 1999 and 1998.

     - Statements of Cash Flows for the years ended December 31, 2000, 1999 and 1998.

     - Notes to Financial Statements for the years ended December 31, 2000, 1999 and 1998.

All schedules of Ameritas Variable Life Insurance Company for which provision is made in the applicable accounting regulations of the Securities and Exchange Commission are not required under the related instructions, are inapplicable or have been disclosed in the Notes to the Financial Statements and therefore have been omitted.

There are no financial statements included in Part A.

     b)  Exhibits

     Exhibit

     Number              Description of Exhibit

     (1)                 Resolution of Board of Directors of Ameritas Variable
                         Life Insurance Company
                         Establishing Ameritas Variable Life Insurance Company
                         Separate Account VA-2. 3
     (2)                 Not applicable.
     (3) (a)             Principal Underwriting Agreement. 3
     (3) (b)             Form of Selling Agreement. 2
     (4)                 Form of Variable Annuity Contract and Rider. 6
     (5)                 Form of Application for Variable Annuity Contract.  8
     (6) (a)             Articles of Incorporation of Ameritas Variable Life
                         Insurance Company. 2
     (6) (b)             Bylaws of Ameritas Variable Life Insurance Company. 4
     (7)                 Not Applicable.
     (8) (a)             Participation Agreement (MFS). 1
     (8) (b)             Participation Agreement (Fidelity). 2
     (8) (c)             Participation Agreement (Alger American). 2
     (8) (d)             Participation Agreement (Morgan Stanley). 1
     (8) (e)             Form of Participation Agreement (Calvert Variable
                         Series, Inc. Ameritas Portfolios). 5
     (8) (f)             Form of Participation Agreement (Calvert Variable
                         Series, Inc.). 7
     (8) (g)             Form of Participation Agreement (American Century). 7
     (8) (h)             Form of Participation Agreement (INVESCO). 7
     (8) (i)             Form of Participation Agreement (Salomon Brothers). 7
     (8) (j)             Form of Participation Agreement (Summit). 7
     (8) (k)             Form of Participation Agreement (Third Avenue). 7
     (9)                 Legal Opinion and Consent.
     (10)(a)             Independent Auditors' Consent.
     (11)                Financial Statements are discussed at Item 24(a).
     (12)                Not applicable.
     (13)                Schedule of Computation of Performance Quotations. 9

1 Incorporated by reference to the initial registration statement for Ameritas Variable Life Insurance Company Separate Account VA-2 File No. 33-14774, filed on June 2, 1987.
2 Incorporated by reference to initial registration statement for Ameritas Variable Life InsuranceCompany, Separate Account V File
           No. 333-15585, filed on November 5, 1996.
3 Incorporated by reference to Pre-Effective amendment to registration statement for Ameritas Variable Life Insurance Company, Separate Account V File No. 333-15585, filed on January 17, 1997.
4 Incorporated by reference to the registration statement for Ameritas Variable Life Insurance Company, Separate Account VA-2 File No. 33-14774, filed on March 26, 1992.
5 Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account V File No. 333-15585, filed on August 30, 1999.
6 Incorporated by reference to the initial registration statement for Ameritas Variable Life Insurance Company Separate Account VA-2 (File No. 333-47162), filed on October 2, 2000.
7 Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account V, File No. 333-14845, filed November 22, 2000.
8 Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account VA-2, File No. 333-47162, filed December 22, 2000.
9 Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account VA-2, File No. 333-47162, filed April 9, 2001.

Item 25.        Directors and Officers of the Depositor


     Name and                                        Principal  Position and Offices
     Business Address                                with Depositor
     Lawrence J. Arth*                               Director, Chairman of the Board and Chief Executive Officer
     William J. Atherton*                            Director, President and Chief Operating Officer
     Kenneth C. Louis*                               Director and Executive Vice President
     Gary R. McPhail**                               Director and Executive Vice President
     Thomas C. Godlasky**                            Director, Senior Vice President and Chief Investment Officer
     JoAnn M. Martin*                                Director, Vice President and Chief Financial Officer
     Robert C. Barth*                                Controller
     Brian J. Clark**                                Vice President - Fixed Annuity Product Development
     Raymond M. Gilbertson*                          Vice President - Corporate Compliance
     William W. Lester*                              Treasurer
     Thomas N. Simpson*                              Senior Vice President and National Sales Manager
     Gail Smith**                                    Vice President - Fixed Annuity Customer Service
     Donald R. Stading*                              Secretary and General Counsel

* Principal business address: Ameritas Variable Life Insurance Company, 5900 "O" Street, Lincoln, Nebraska 68510.
**Principal business address: AmerUs Life Insurance Company, 611 Fifth Avenue,
  Des Moines, Iowa 50309.


Item 26.        Organizations under common control with the depositor include:

Name of Corporation (where organized)*                                 Principal Business
Ameritas Acacia Mutual Holding Company (NE)............................mutual insurance holding company
     Ameritas Holding Company (NE)                                     intermediate holding company

         Acacia Life Insurance Company (D.C.)..........................life/health insurance company
               Acacia Financial Corp. (VA).............................holding company
                  Acacia Federal Savings Bank (DE).....................federally chartered bank
                  Calvert Group. Ltd. (DE)                             offering socially responsible investments
                      its 1940 Act Investment Companies (DE)...........offering socially responsible mutual funds
                  The Advisors Group, Inc. (DE)........................securities broker-dealer & investment advisor
              Acacia National Life Insurance Company (VA)..............variable life/annuity insurance company

         Ameritas Life Insurance Corp. (NE)                            life/health insurance company
              AMAL Corporation (NE)....................................a joint venture holding company between
                                                                       Ameritas Life Insurance Corp. (61%) and
                                                                       AmerUs Life Insurance Company (39%)
                  Ameritas Investment Corp. (NE).......................securities broker dealer & investment advisor
                  Ameritas Variable Life Insurance Company (NE)        variable life/annuity insurance company
              Ameritas Investment Advisors, Inc. (NE)..................investment advisor
              Ameritas Managed Dental Plan, Inc. (CA)                  managed care dental insurance company
              First Ameritas Life Insurance Corp. (NY)                 life insurance company
              Pathmark Assurance Company (NE)                          third-party administrator & reinsurer of
                                                                       dental insurance plans
              Veritas Corp. (NE)                                       insurance marketing and sales subsidiary

* Principal operating companies only. Subsidiaries of subsidiaries are indicated by indentations. Ownership is 100% by the immediate parent company except as noted.

Item 27.      Number of Contractowners

              As of October 31, 2001 there were 497 qualified contracts and 361 non-qualified contracts.

Item 28.      Indemnification

Ameritas Variable Life Insurance Company's By-laws provide as follows:

     "The Corporation shall indemnify any person who was, or is a party, or is threatened to be made a party, to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that he or she is or was a director, officer or employee of the Corporation or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses including attorney's fees, judgments, fines and amounts paid in settlement actually and reasonably incurred in connection with such action, suit or proceeding to the full extent authorized by the laws of Nebraska."

     Section 21-2004 of the Nebraska Business Corporation Act, in general, allows a corporation to indemnify any director, officer, employee or agent of the corporation for amount paid in settlement actually and reasonably incurred by him or her in connection with an action, suit or proceeding, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interest of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful.

     In a case of a derivative action, no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his or her duty to the corporation, unless a court in which the action was brought shall determine that such person is fairly and reasonably entitled to indemnify for such expenses which the Court shall deem proper.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.      Principal Underwriters

     Ameritas Investment Corp.("AIC") which will serve as the principal underwriter for the variable annuity contract issued through Ameritas Variable Life Insurance Company Separate Account VA-2, also serves as the principal underwriter for variable life insurance contracts issued through Ameritas Variable Life Insurance Company Separate Account V, and serves as the principal underwriter for variable life insurance contracts issued through Ameritas Life Insurance Corp. Separate Account LLVL and First Ameritas Variable Life Separate Account and variable annuity contracts issued through Ameritas Life Insurance Corp. Separate Account LLVA and First Ameritas Variable Annuity Separate Account. AIC is the underwriter for the Ameritas Portfolios and also serves as its investment advisor.

     The following table sets forth certain information regarding the officers and directors of the principal underwriter, Ameritas Investment Corp.

          Name and Principal     Positions and Offices
          Business Address       and Underwriter

          ----------------       ---------------
          Lawrence J. Arth*      Director and Chairman of the Board
          William R. Giovanni*   Director, President and Chief Executive Officer
          Kenneth C. Louis*      Director, Senior Vice President
          Gary R. McPhail**      Director, Senior Vice President
          Thomas C. Godlasky**   Director
          Billie B. Beavers***   Senior Vice President
          James R. Fox***        Senior Vice President
          Raymond M. Gilbertson* Vice President - Corporate Compliance
          Michael P. Heaton***   Senior Vice President
          William W. Lester*     Treasurer
          Donald R. Stading*     Secretary and General Counsel
          Michael M. VanHorne*** Senior Vice President

* Principal business address: Ameritas Investment Corp., 5900 "O" Street, Lincoln, Nebraska 68510.
** Principal business address: AmerUs Life Insurance Company, 611 Fifth Avenue, Des Moines, Iowa 50309.
*** Principal business address: Ameritas Investment Corp., 440 Regency Parkway Drive, Suite 222, Omaha, Nebraska 68114.

     c)                        Net Underwriting      Compensation
          Name of Principal      Discounts and            on             Brokerage
            Underwriter (1)      Commissions (2)     Redemption (3)      Commissions (4)     Compensation (5)
          -------------------  ------------------    --------------      ---------------     ----------------
          Ameritas Investment

          Corp. ("AIC")            $18,802,555             $0                  $60,942         $688,972

          (2)+(4)+(5) = Gross variable annuity compensation received by AIC.
          (2) = Sales compensation received and paid out by AIC as underwriter, AIC retains 0.
          (4) = Sales compensation received by AIC for retail sales.
          (5) = Sales compensation received by AIC and retained as underwriting fee.

Item 30.  Location of Separate Account and Records

     The Books, records and other documents required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained at Ameritas Variable Life Insurance Company, 5900 "O" Street, Lincoln, Nebraska 68510.

Item 31.  Management Services

     Not Applicable.


Item 32.  Undertakings

     Registrant undertakes to file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statement in the registration statement are never more than 16 months old for so long as payment under the variable annuity contracts may be accepted.

     Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send for a Statement of Additional Information.

     Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

     The registrant is relying upon the Division of Investment Management (Division) no-action letter of November 28, 1988 concerning annuities sold in 403 (b) plans and represents that the requirements of the no-action letter have been, are and/or will be complied with.

     Ameritas Variable Life Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Ameritas Variable Life Insurance Company Separate Account VA-2, certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 2 to Registration Statement Number 333-47162 pursuant to Rule 485(a) under the Securities Act of 1933 and has caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Lincoln, County of Lancaster, State of Nebraska on this 5th day of November, 2001.

                                        AMERITAS VARIABLE LIFE INSURANCE COMPANY
                                               SEPARATE ACCOUNT VA-2, Registrant

                             AMERITAS VARIABLE LIFE INSURANCE COMPANY, Depositor



                                                   By:Lawrence J. Arth*
                                                      --------------------------
                                                      Chairman of the Board

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on November 5, 2001.


         SIGNATURE                                             TITLE
     Lawrence J. Arth *        Director, Chairman of the Board and Chief Executive Officer

     William J. Atherton *     Director, President and Chief Operating Officer

     Kenneth C. Louis *        Director, Executive Vice President

     Gary R. McPhail * .       Director, Executive Vice President

     Thomas C. Godlasky *      Director, Senior Vice President and Chief Investment Officer

     JoAnn M. Martin * .       Director, Vice President and Chief Financial Officer

     Robert C. Barth *         Controller (Principal Accounting Officer)

     William W. Lester *       Treasurer (Principal Financial Officer)


  /s/ Donald R. Stading        Secretary and General Counsel
  -----------------------
      Donald R. Stading


* Signed by Donald R. Stading under Powers of Attorney executed effective as of January 25, 2001.

                                  Exhibit Index

Exhibit

9        Legal Opinion and Consent

     10 (a)   Independent Auditors' Consent

                                    EXHIBIT 9

                            Legal Opinion and Consent

                                   Ameritas Variable Life Insurance Company Logo

November 5, 2001



Ameritas Variable Life Insurance Company
5900 "O" Street

P.O. Box 81889
Lincoln, Nebraska 68501

Gentleman:

With reference to Post-Effective Amendment No. 2 to the Registration Statement Number 333-47162 on Form N-4, filed by Ameritas Variable Life Insurance Company and Ameritas Variable Life Insurance Company Separate Account VA-2 with the Securities and Exchange Commission covering flexible premium annuity policies, I have examined such documents and such laws as I considered necessary and appropriate, and on the basis of such examination, it is my opinion that:

1. Ameritas Variable Life Insurance Company is duly organized and validly existing under the laws of the State of Nebraska and has been duly authorized by the Insurance Department of the State of Nebraska to issue variable annuity policies.

1. Ameritas Variable Life Insurance Company Separate Account VA-2 is a duly authorized and existing separate account established pursuant to the provisions of Section 44-310.06 (subsequently repealed) and/or 44-402.01 of the Statutes of the State of Nebraska.

2. The flexible premium variable annuity policies, when issued as contemplated by said Form N-4 Registration Statement, will constitute legal, validly issued and binding obligations of Ameritas Variable Life Insurance Company.

I hereby consent to the filing of this opinion as an exhibit to said Post-Effective Amendment No. 2 on Form N-4.

Sincerely,

/s/ Donald R. Stading

Donald R. Stading
Secretary and General Counsel

                                 EXHIBIT 10 (a)

                                              Independent Auditors' Consent